Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000162463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	13.27%	7.92%	7.35%
C000162464
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000117767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000162463
Average Annual Return [Line Items]
Average Annual Return, Percent	17.01%	8.64%	7.71%
Without Sales Load [Member] | C000162464
Average Annual Return [Line Items]
Average Annual Return, Percent	17.31%	8.92%	7.98%
Without Sales Load [Member] | C000117767
Average Annual Return [Line Items]
Average Annual Return, Percent	17.54%	9.00%	8.06%
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return, Percent	8.99%	2.27%	2.65%
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return, Percent	8.99%	2.27%	2.65%
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return, Percent	8.99%	2.27%	2.65%
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return, Percent	8.05%	2.36%	3.22%
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return, Percent	8.05%	2.36%	3.22%
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return, Percent	8.05%	2.36%	3.22%